Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts
Balance as of Beginning of Period	$ 1,513,611	$ 851,191	$ 620,664
Currency Translation Adjustments	2,720	(9,133)	(28,275)
Additions Charged to Costs and Expenses	577,090	2,001,614	604,761
Additions Charged (Credited) to Other Accounts
Deductions from Allowances	(905,055)	(1,330,061)	(345,959)
Balance as of End of Period	1,188,366	1,513,611	851,191
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts
Balance as of Beginning of Period	19,741,880	4,338,665	7,842,604
Currency Translation Adjustments	16,983	(32,485)	(230,112)
Additions Charged to Costs and Expenses	15,829,639	20,537,341	2,691,787
Additions Charged (Credited) to Other Accounts	5,708,033	2,743,170
Deductions from Allowances	(15,675,923)	(7,844,811)	(5,965,614)
Balance as of End of Period	25,620,612	19,741,880	4,338,665
Provision for Purchase Commitments [Member]
Valuation and Qualifying Accounts
Balance as of Beginning of Period	5,806,032
Currency Translation Adjustments
Additions Charged to Costs and Expenses	5,580,993	8,549,202
Additions Charged (Credited) to Other Accounts	(5,708,033)	(2,743,170)
Deductions from Allowances
Balance as of End of Period	$ 5,678,992	$ 5,806,032